Loans - Activity in Related Party Loans (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2014	$ 4,139,357
Principal additions	2,648,168
Principal reductions	(1,166,551)
Balance outstanding at December 31, 2015	$ 5,620,974